Note 6 - Financial Instruments and Risk Management	6 Months Ended
Jun. 30, 2024
Statement Line Items [Line Items]
Disclosure of detailed information about financial instruments [text block]

Note 6. Financial Instruments and Risk Management

Financial risk management and risk management framework

In terms of financial risks, the Company has exposure to liquidity risk and market risk comprising foreign exchange risk. This note presents information about the Company’s exposure to each of the above risks together with the Company’s objectives, policies and processes for measuring and managing risks. The Company’s Board of Directors monitors each of these risks on a regular basis and implements policies as and when they are required. Details of the current risk management policies are provided below.

Liquidity risk

As of the date of these unaudited condensed consolidated financial statements the Company, with its current strategic plans, anticipates that the current cash position and the cash requirements per the 2024 Annual Budget will provide a positive cash runway into March 2025 assuming the prefunded warrants from the public offering in February 2024 are exercised before February 2025. Assuming no exercising of the prefunded warrants then the cash runway is into February 2025. Additionally, refer to Note 2 for further discussion of the Company’s liquidity.

The Company’s approach to managing liquidity is to ensure, as far as possible, that it will have sufficient liquidity to meet its liabilities when they are due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to its reputation.

Market risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. The type of market risk that impacts the Company is currency risk. The Company does not currently have any loans or holdings that have a variable interest rate. Accordingly, the Company is not exposed to material interest rate risk.

Foreign currency risk

Foreign currency risk is the risk that the fair value or future cash flows of an exposure will fluctuate because of changes in foreign exchange rates. The primary exposure derives from the Company’s operating expenses paid in foreign currencies, mainly USD. This exposure is known as transaction exposure. Any reasonable or likely movements in foreign exchange rates would not have a material impact on the Company’s operating results. The Company’s policy for managing foreign currency risks is to convert cash received from financing activities to currencies consistent with the Company’s expected cash outflows.

Credit risk

Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument, leading to a financial loss for the Company. The Company’s exposure to credit risk is limited to deposits with banks with high credit ratings. Accordingly, the Company does not have material credit risk and no provision for credit risk is recognized.

Capital management

The Company’s objectives when managing capital are to safeguard the Company’s ability to continue as a going concern in order to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital.

The Company raises capital from the issue of equity, grants, licensing or borrowings. On a regular basis, management receives financial and operational performance reports that enable management to assess the adequacy of resources on hand and the Company’s liquidity position to determine future financing needs. For further information on financing needs refer to Note 2.

Fair values

Financial instruments measured at fair value in the unaudited condensed consolidated financial statements of financial position are grouped into three levels of fair value hierarchy. This grouping is determined based on the lowest level of significant inputs used in fair value measurement, as follows:

1.	Level 1 – quoted prices in active markets for identical assets or liabilities.

2.	Level 2 – inputs other than quoted prices included within Level 1 that are observable for the instrument, either directly (i.e. as prices) or indirectly (i.e. derived from prices).

3.	Level 3 – inputs for instruments that are not based on observable market data (unobservable inputs).

The following table summarizes the Company’s financial liabilities, and the category using the fair value hierarchy. Note, the Company did not have any financial assets measured at fair value on a recurring basis, as of June 30, 2024 and December 31, 2023.

	June 30, 2024
	Level 1	Level 2	Level 3
	(USD in thousands)
Financial liabilities measured at fair value
EIB Warrants	$48	$—	$—
Total financial liabilities measured at fair value through profit or loss by level	$48	$—	$—
Financial liabilities measured at amortized cost
EIB Loan	$—	$—	$8,363
Loan from lessor	—	—	914
Total financial liabilities measured at amortized cost by level	$—	$—	$9,277

	December 31, 2023
	Level 1	Level 2	Level 3
	(USD in thousands)
Financial liabilities measured at fair value
EIB Warrants	$190	$—	$—
2023 SPA Investor Warrants	—	—	2,714
Total financial liabilities measured at fair value through profit or loss by level	$190	$—	$2,714
Financial liabilities measured at amortized cost
EIB Loan	$—	$—	$8,566
Loan from lessor	—	—	1,022
Total financial liabilities measured at amortized cost by level	$—	$—	$9,588

2023 SPA Investor Warrants

On June 21, 2024, the Company entered into an amendment to its 2023 SPA Investor Warrants. The amendment converts the exercise price per ordinary share from $0.707 to 4.799 DKK, subject to adjustment. As the exercise price is no longer settled in foreign currency, the warrants now meet the fixed for fixed criteria under IAS 32. This resulted in a change of classification of the 2023 SPA Investor Warrants from liability classification to equity classification. Due to the classification change, the warrants were remeasured and then subsequently reversed and included in other reserves. At December 31, 2023, the 2023 SPA Investor Warrants were valued using a Black-Scholes option-pricing model, which included the following significant unobservable inputs:

December 31, 2023
Exercise price	$0.71
Remaining contractual term (in years)	1.49
Expected share price volatility	85%
Risk-free interest rate	4.60%
Expected dividends	—

Prior to the amendment, the 2023 SPA Investor Warrants were included in derivative liabilities on the consolidated statement of financial position. The change in estimated fair value was recognized within finance income or finance expense in the consolidated statement of comprehensive loss. At June 30, 2024, in relation to the change in classification, the derivative liability was reclassified to other reserves.

2024 Investor Warrants

As part of the February 2024 Offering, the Company issued warrants to two investors with an exercise price based on the traded price prevailing as of the issue date. As set out in IAS 32, the warrants were classified as derivative financial instruments due to the exercise price being denominated in a currency other than the Company’s functional currency, and therefore the fixed for fixed criteria was not met. As such, the warrants were deemed derivative liabilities at issuance, and the liabilities were measured and remeasured at their fair value. The fair value of the 2024 Investor Warrants were determined using a Black-Scholes valuation model, considering relevant inputs, including the expected share price volatility, remaining contractual term, risk-free interest rate and expected dividend.

As announced on May 23, 2024, and on June 21, 2024, the Company entered into an amendment to each of its 2023 SPA Warrants and 2024 Investor Warrants. The amendments convert the exercise price per ADS for the 2023 SPA Warrants from $7.07 to DKK 47.99 and for the 2024 Investor Warrants from $4.00 to DKK 27.52, subject to adjustment. As the awards are no longer settled in foreign currency, the warrants now meet the fixed for fixed criteria under IAS 32. This resulted in a change of classification of the awards from liability classification to equity classification. Due to the classification change, the derivative liability was reclassified to other reserves at the time of the amendment.

The following table sets forth the changes to the Company’s derivative liability related to the 2023 SPA Warrants and 2024 Investor Warrants:

	Total Derivative Liability	2023 SPA Warrants	2024 Investor Warrants
	(USD in thousands)
Carrying amount at January 1, 2024	$2,714	$2,714	$—
Initial recognition of derivative liability	8,585	—	8,585
Remeasurement of derivative liability	(3,925)	(2,156)	(1,769)
Reclassification of derivative liability	(7,374)	(558)	(6,816)
Carrying amount at June 30, 2024	$—	$—	$—

The initial recognition and the reclassification are offset against other reserves. The net amount from derivative liabilities recorded as a non-cash adjustment to share premium amounts to $1.1 million and constitutes the difference between initial recognition $8.6 million, the balance at the time of the reclassification $7.4 million and amortization of deferred day-one loss in the period $0.2 million.

EIB Warrants

The Company received the proceeds from the draw of the first tranche of the EIB Loan on February 17, 2022. In connection therewith, EIB received 351,036 EIB Warrants, at an exercise price of DKK 1 per warrant, which vested immediately, pursuant to the terms of a separate warrant agreement, the EIB Warrant Agreement. The EIB Warrants are exercisable at any time after issuance either net in cash or through payment of the exercise price and receipt of shares. Therefore, the warrant liability is recognized in full upon issuance.

The Company issued warrants in connection with the EIB Loan Agreement. The EIB Warrants liability is measured in full upon issuance. The liability is measured initially at its fair value and is subsequently remeasured at the redemption amount. The liability is classified in Level 1 of the fair value hierarchy. Due to the fact that the exercise price is insignificant compared to the share price, there is virtually no time value.

The following table sets forth the changes to the Company’s EIB Warrants liability:

Warrant Liability
(USD in thousands)
Carrying amount at January 1, 2024	$190
Remeasurement of warrant liability	(138)
Foreign currency translation	(4)
Carrying amount at June 30, 2024	$48

Warrant Liability
(USD in thousands)
Carrying amount at January 1, 2023	$573
Remeasurement of warrant liability	(177)
Foreign currency translation	6
Carrying amount at June 30, 2023	$402